SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended		6 Months Ended
	Mar. 23, 2026 USD ($) shares	Jan. 19, 2026 $ / shares shares	Jun. 30, 2026 ₪ / shares $ / shares	Mar. 23, 2026 ₪ / shares	Mar. 23, 2026 $ / shares	Dec. 31, 2025 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued | shares	459,112
Ordinary shares, par value per share | ₪ / shares			₪ 1	₪ 1		₪ 1
Ordinary shares issued, price per share					$ 72
Proceeds from issuance of common stock | $	$ 33.1
Weighted average fair value of options granted			₪ 1,214
Employees and executive officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued, price per share		$ 69.5
Option grants | shares		23,050
Option vesting period		4 years